ROPES & GRAY LLP 2099 PENNSYLVANIA AVENUE, NW WASHINGTON, DC 20006-6807 WWW.ROPESGRAY.COM

October 19, 2018	Nathan D. Briggs T: 1 202 626 3909 F: 1 202 383 9308 nathan.briggs@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	PIMCO Municipal Income Fund (File No. 811-10377)

PIMCO California Municipal Income Fund (File No. 811-10379)

PIMCO New York Municipal Income Fund (File No. 811-10381)

PIMCO Municipal Income Fund II (File No. 811-21076)

PIMCO California Municipal Income Fund II (File No. 811-21077)

PIMCO New York Municipal Income Fund II (File No. 811-21078)

PIMCO Municipal Income Fund III (File No. 811-21187)

PIMCO California Municipal Income Fund III (File No. 811-21188)

(each a “Fund” and, collectively, the “Funds”)

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of the Funds pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), are the following materials for use in connection with a meeting of shareholders of the Funds (the “Meeting”): (i) a notice of meeting, (ii) a preliminary proxy statement and (iii) forms of proxy cards. The Meeting is being called for the purpose described in the enclosed notice of meeting.

The Funds expect to begin mailing the proxy materials to shareholders on or about November 1, 2018.

Please direct any questions or comments regarding this filing to me at (202) 626-3909. Thank you for your attention in this matter.

Sincerely,

/s/ Nathan D. Briggs

Nathan D. Briggs, Esq.

cc:	Joshua D. Ratner, Esq.

Wu-Kwan Kit, Esq.

David C. Sullivan, Esq.